IMS Strategic Income Fund
SUMMARY OF THE IMS STRATEGIC INCOME FUND
Investment Objective.
The investment objective of the IMS Strategic Income Fund (the “Income Fund”) is current income, and a secondary objective is capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 29 of the Income Fund’s prospectus and the section captioned “Purchases, Redemptions and Special Shareholder Services” beginning on page 37 of the Income Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	IMS Strategic Income Fund Institutional Class Shares
Redemption Fees (as a % of amount redeemed, a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IMS Strategic Income Fund Institutional Class Shares
Management Fees	1.26%
Other Expenses	3.00%
Interest Expense	0.03%
Total Annual Fund Operating Expenses	4.29%
Fee Waivers and/or Expense Reimbursement	(2.31%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement	1.98%
[1]	The Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses(excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Income Fund's business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) do not exceed 1.95% of the Income Fund's average daily net assets through October 31, 2020, subject to the Adviser's right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days' written notice prior to the end of the then-current term of the agreement.

Example.

This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Income Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through October 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IMS Strategic Income Fund | Institutional Class Shares | USD ($)	201	1,091	1,994	4,308

Portfolio Turnover.

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 728.46% of the average value of its portfolio.

Principal Investment Strategy of the Fund.

The investment objective of the Income Fund is current income, and a secondary objective is capital appreciation. The Adviser has the flexibility to invest in a broad range of fixed income and equity securities that produce current income. The Adviser allocates the Income Fund’s assets among different types of securities based on its assessment of potential risks and returns, and the Adviser may change the weighting among securities as market conditions change, in an effort to obtain the most attractive combination of current income and, secondarily, capital appreciation.

In pursuing its investment objectives, the Income Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Income Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the Adviser has determined that a liquid trading market exists. Under normal circumstances, the Income Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

The Income Fund can invest in debt securities of any duration and maturity. The Income Fund considers investment-grade securities to be those rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality, each at the time of purchase. The Income Fund may invest up to 100% (measured at the time of purchase) of its assets in domestic investment grade fixed income securities of any duration and maturity. The Income Fund may also invest up to 45% (measured at the time of purchase) of its assets in domestic high yield fixed income securities (“junk bonds”) of any duration and maturity. The Income Fund may invest in distressed securities, including securities that are in default or the issuers of which are in bankruptcy, so long as the Adviser has determined that the securities are liquid. At times, the Income Fund’s position in illiquid securities may comprise a significant portion of the portfolio. Illiquid securities are subject to a number of risks which are discussed below. If market quotations for illiquid securities are not readily available, or are deemed unreliable by the Adviser, the security will be valued at a fair value determined in good faith by the Adviser. There is no assurance that the Income Fund will receive fair valuation upon the sale of a security. The Income Fund may invest up to 35% (measured at the time of purchase) of its assets in foreign equity and debt securities that pay dividends or interest, including foreign debt securities and foreign sovereign debt of any duration, quality and maturity, as well as securities of issuers located in emerging markets.

Subject to the limitations described above, the Income Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the Adviser’s overall strategy, the Income Fund engages in active trading of portfolio securities which causes the Income Fund to experience a high portfolio turnover rate.

Principal Risks of Investing in the Fund.

An investment in the Income Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Income Fund will be successful in meeting its investment objective. Generally, the Income Fund will be subject to the following additional risks:

●	Fixed income securities risk – The value of the Income Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust the price to market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. It is possible that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

●	High yield securities risk – The Income Fund may be subject to greater levels of price volatility as a result of investing in high yield fixed-income securities and unrated securities of similar credit quality (commonly known as junk bonds). The issuers of such bonds have a lower ability to make principal and interest payments, and are thus more likely to default. If this occurs, or is perceived as likely to occur, the values of these securities will generally be more volatile and are likely to fall. A default or expected default could also make it difficult for the Income Fund to sell the securities at the value the Income Fund previously placed on them. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Income Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, the Income Fund could also lose its entire investment. When the Income Fund invests in foreign high yield bonds (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. securities. These risks are described below under “Foreign securities risk.”

●	Distressed securities risk – Investments in distressed securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. Issuers of distressed securities may be engaged in restructuring or bankruptcy proceedings, or may be in default on the payment of principal or interest. The Income Fund may incur costs participating in legal proceedings involving the issuer or otherwise protecting its investment. The Income Fund generally will not receive interest payments on distressed securities, and there is a substantial risk that principal will not be repaid. If the issuer of a distressed security is engaged in restructuring or bankruptcy proceedings, the Income Fund may lose the entire value of its investment in the distressed security or be required to accept payment of cash or securities with a value far less than the Income Fund’s original investment. Distressed securities also may have restrictions on resale.

●	Liquidity risk – Illiquid and/or restricted securities in the Income Fund’s portfolio may reduce the Income Fund’s returns because the Income Fund may be unable to sell such illiquid securities at an advantageous time or when required to do so (such as in response to redemption requests), or may be able to sell them only at less than their market value. Securities particularly sensitive to illiquidity include U.S. and foreign high yield debt obligations and private placement securities.

●	Dividend strategy risk – There can be no assurances that the Adviser will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Adviser’s expectations as to potential dividends are wrong, the Income Fund’s performance may be adversely affected. The strategy also will expose the Income Fund to increased trading costs and potential for short-term capital losses or gains.

●	Dividend tax risk – There can be no assurances that the dividends received by the Income Fund from its investments will consist of tax-advantaged qualifying dividends eligible for either the dividends-received deduction for corporate Income Fund shareholders that are otherwise eligible for such deduction or for treatment as qualified dividends eligible for long-term capital gain rates in respect of non-corporate Income Fund shareholders. Furthermore, there is no guarantee that dividends received by the Income Fund will continue to receive favorable tax treatment in future years.

●	Market risk – Market risk refers to the risk that the value of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

●	Management style risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. The strategy used by the Adviser may fail to produce the intended results and you could lose money.

●	Turnover risk – Through active trading, the Income Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

●	Preferred stock risk – Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates. Changes in economic conditions or other circumstances that have a negative impact on the issuer may lead to a weakened capacity to pay the preferred stock obligations. Preferred stock issuers, under certain conditions, may skip or defer dividend payments for long periods of time. As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.

●	REIT risk – To the extent that the Income Fund invests in companies that invest in real estate, such as REITs, the Income Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

●	Investment company securities risk – When the Income Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Income Fund will incur higher expenses, many of which may be duplicative. In addition, the Income Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Income Fund invests in ETFs that invest in commodities, the Income Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

●	Structured notes risk – Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

●	Income trust risk – Investments in income trusts are subject to various risks related to the underlying operating companies controlled by such trusts, including dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. When the Income Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted. As a group, business trusts typically invest in a broad range of industries and therefore the related risks will vary depending on the underlying industry represented in the business trust’s portfolio.

●	Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

●	Large shareholder risk – Certain shareholders, including other funds advised by the Adviser or an affiliate of the Adviser, may from time to time own a substantial amount of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment of that the size of the Fund would be maintained at such levels. Redemptions by large shareholders could have a significant negative impact on the Fund. Similarly, large purchases of shares of the Fund may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.

Performance.

The bar chart below shows how the Income Fund’s investment results have varied from year to year. The table below shows how the Income Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Income Fund. Past performance of the Income Fund is not necessarily an indication of how it will perform in the future. Performance prior to June 20, 2014 is the performance of a predecessor fund. IMS Capital Management, Inc. has served as adviser to the Income Fund since its inception on June 20, 2014 and also served as adviser to the predecessor fund. Updated performance information will be available at no cost by calling (877) 244-6235.

Year-by-Year Total Return (for periods ended December 31)

The Income Fund’s year-to-date return as of September 30, 2019 was 11.95%. During the period shown in the bar chart, the highest return for a quarter was 19.69% during the quarter ended September 30, 2009 and the lowest return for a quarter was (10.89)% during the quarter ended December 31, 2015.

Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - IMS Strategic Income Fund	One Year	Five Years	Ten Years
Institutional Class Shares	(9.31%)	(10.47%)	0.30%
Institutional Class Shares | Return After Taxes on Distributions	(11.28%)	(13.29%)	(3.01%)
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(5.81%)	(8.90%)	(0.81%)
Barclay's U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	3.48%

After-tax returns are calculated using the highest individual income tax in effect as of December 31, 2018 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Income Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Income Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235 or accessed on the Adviser’s website at www.imsfunds.com.